OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
Disclosure of assets and liabilities

	Chapada	El Peñón	Canadian Malartic	Jacobina	Minera Florida	Cerro Moro	Other Mines (i)	Corporate and other (ii)	Total
Total assets at December 31, 2018	$819.6	$646.3	$1,686.8	$951.7	$305.7	$1,033.6	$—	$2,569.2	$8,012.9
Total liabilities at December 31, 2018	$263.9	$158.9	$436.3	$232.0	$92.0	$89.1	$—	$2,716.7	$3,988.9

Capital expenditures for the year ended December 31, 2018	$44.1	$50.8	$81.8	$47.5	$60.7	$87.6	$44.2	$30.2	$446.9

	Chapada	El Peñón	Canadian Malartic	Jacobina	Minera Florida	Cerro Moro	Other Mines (i)	Corporate and other (ii)	Total
Total assets at December 31, 2017	$798.2	$707.2	$1,869.6	$783.3	$330.0	$897.6	$811.3	$2,566.1	$8,763.3
Total liabilities at December 31, 2017	$318.0	$179.1	$436.4	$162.0	$103.0	$75.5	$203.5	$2,838.5	$4,316.0

Capital expenditures for the year ended December 31, 2017	$46.7	$56.3	$89.4	$45.1	$52.6	$179.7	$107.8	$29.9	$607.5

(i)	Other mines included Brio Gold and Gualcamayo, both of which were disposed of during 2018. Refer to Note 6: Divestitures.

(ii)	"Corporate and other" includes Agua Rica ($1.1 billion) (2017: $1.1 billion),

Disclosure of profit and loss

For the year ended December 31, 2018	Chapada	El Peñón	Canadian Malartic	Jacobina	Minera Florida	Cerro Moro	Other mines	Corporate and other	Total
Revenue (ii)	$475.4	$253.6	$447.6	$179.4	$102.6	$126.8	$213.1	$—	$1,798.5
Cost of sales excluding depletion, depreciation and amortization	(225.6)	(171.0)	(200.4)	(95.7)	(74.7)	(66.1)	(176.5)	—	(1,010.0)
Gross margin excluding depletion, depreciation and amortization	$249.8	$82.6	$247.2	$83.7	$27.9	$60.7	$36.6	$—	$788.5
Depletion, depreciation and amortization	(43.6)	(92.9)	(137.8)	(41.4)	(39.2)	(49.1)	(26.3)	(8.0)	(438.3)
(Impairment) reversal of impairment of mining properties and goodwill	—	—	(45.0)	150.0	(151.0)	—	(103.0)	—	(149.0)
Segment income (loss)	$206.2	$(10.3)	$64.4	$192.3	$(162.3)	$11.6	$(92.7)	$(8.0)	$201.2
Other expenses (i)									(377.9)
Loss before taxes									$(176.7)
Income tax expense									(121.0)
Net loss									$(297.7)

For the year ended December 31, 2017 (restated) (iii)	Chapada	El Peñón	Canadian Malartic	Jacobina	Minera Florida	Cerro Moro	Other mines	Corporate and other	Total
Revenue (ii)	$425.4	$274.0	$403.1	$170.8	$123.1	$—	$407.4	$—	$1,803.8
Cost of sales excluding depletion, depreciation and amortization	(215.3)	(165.2)	(186.0)	(98.6)	(79.5)	—	$(297.8)	—	$(1,042.4)
Gross margin excluding depletion, depreciation and amortization	$210.1	$108.8	$217.1	$72.2	$43.6	$—	$109.6	$—	$761.4
Depletion, depreciation and amortization	(38.1)	(70.2)	(129.4)	(44.8)	(40.5)	—	(96.2)	(7.6)	(426.8)
Impairment of mining properties	—	—	—	—	—	—	(256.9)	—	(256.9)
Segment income/(loss)	$172.0	$38.6	$87.7	$27.4	$3.1	$—	$(243.5)	$(7.6)	$77.7
Other expenses (i)									(389.7)
Loss before taxes									$(312.0)
Income tax recovery									113.9
Net loss									$(198.1)

(i)
Other expenses are comprised of general and administrative expense of $91.8 million (2017: $113.6 million), exploration and evaluation expense of $13.0 million (2017: $21.2 million), share of earnings of associate of $5.5 million (2017: nil), finance costs of $137.4 million (2017: $110.8 million), other operating income of $9.3 million (2017: other operating expenses of $23.6 million), other income of $2.5 million (2017: other costs of $20.9 million), and expenses related to impairment of non-operating mining properties of $153.0 million (2017: $99.6 million).

(ii)
Intersegment sales are eliminated in the above information reported to the Company’s CODM. For the year ended December 31, 2018, intersegment purchases included $1,704.7 million of gold, silver and copper purchased by the Company’s corporate office from the Company’s producing mines (2017: $1,585 million) and revenue related to the sale of these metals to third parties was $1,704.7 million (2017: $1,585 million).

(iii)
The Company has initially applied IFRS 9 at January 1, 2018. Under the transition method chosen, comparative information has been restated for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements for further discussion.

Disclosure of geographical areas
Revenue is attributed to regions based on the source location of the product sold.

For the years ended December 31,	2018	2017
Canada	$447.5	$403.1
Chile	356.2	397.1
Brazil	748.7	815.0
Argentina	246.1	188.6
Total revenue	$1,798.5	$1,803.8

Non-current assets for this purpose exclude deferred tax assets.

As at December 31,	2018	2017
Canada	$2,092.1	$1,962.4
Chile	1,348.4	1,541.4
Brazil	1,704.6	2,024.8
Argentina	2,314.9	2,260.1
United States	32.6	37.4
Total non-current assets	$7,492.6	$7,826.1

Disclosure of major customers
The following table presents sales to individual customers that exceeded 10% of annual metal sales for the following periods:

For the years ended December 31,	2018	2017
Customer (i)
1	$360.4	$384.5
2	343.9	267.1
3	270.5	—
4	229.6	262.7
5	182.3	229.9
Total sales to customers exceeding 10% of annual metal sales	$1,386.7	$1,144.2
Percentage of total metal sales	77.1%	63.4%

(i)	A balance is only included for a customer in each year where total sales to that customer exceeded 10% of annual metal sales in the period.